Remuneration of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Remuneration and other benefits paid to key management personnel
Fixed remuneration	$ 5,404	$ 5,244	$ 5,086
Variable remuneration	5,199	1,209	756
Contributions to pension plans and insurance policies	315	373	319
Share-based compensation	5,937	3,627	2,017
Termination benefits	316	119	1,886
Other remuneration	16	17	9
Total	17,187	10,589	10,073
Key management personnel
Remuneration and other benefits paid to key management personnel
Loans and advances granted	$ 0	$ 0	$ 0